T. ROWE PRICE International Bond Fund (USD Hedged)
September 30, 2024 (Unaudited)

Portfolio of Investments
‡
Par/Shares $ Value
( Cost and value in $000s)
‡
ALBANIA 0.4%
Government Bonds 0.4%
Republic of Albania, 3.50%, 6/16/27 (EUR) (1) 4,085,000 4,472
Republic of Albania, 5.90%, 6/9/28 (EUR) (1) 15,580,000 18,175
Republic of Albania, 5.90%, 6/9/28 (EUR)  5,200,000 6,066
Total Albania (Cost $27,023) 28,713
AUSTRALIA 2.9%
Corporate Bonds 0.9%
APA Infrastructure, 2.00%, 3/22/27 (EUR)  2,580,000 2,792
APA Infrastructure, 3.50%, 3/22/30 (GBP)  5,500,000 6,749
AusNet Services Holdings, 1.50%, 2/26/27 (EUR)  2,615,000 2,817
Brambles Finance, 4.25%, 3/22/31 (EUR)  7,660,000 9,039
NBN, 4.125%, 3/15/29 (EUR)  11,070,000 12,905
Sydney Airport Finance, 1.75%, 4/26/28 (EUR)  2,630,000 2,804
Sydney Airport Finance, 4.375%, 5/3/33 (EUR)  8,150,000 9,616
Transurban Finance, 1.75%, 3/29/28 (EUR)  2,620,000 2,802
Transurban Finance, 3.00%, 4/8/30 (EUR)  11,250,000 12,404
61,928
Government Bonds 2.0%
Commonwealth of Australia, Series 140, 4.50%, 4/21/33  126,357,000 90,871
Commonwealth of Australia, Series 150, 3.00%, 3/21/47  33,983,000 18,384
New South Wales Treasury, Series 26, 4.00%, 5/20/26  46,975,600 32,532
141,787
Total Australia (Cost $213,592) 203,715
AUSTRIA 0.9%
Corporate Bonds 0.0%
Mondi Finance Europe, 2.375%, 4/1/28  2,505,000 2,735
2,735
Government Bonds 0.9%
Republic of Austria, 0.75%, 3/20/51 (1) 48,284,000 31,894
Republic of Austria, 3.15%, 10/20/53 (1) 26,764,000 30,221
62,115
Total Austria (Cost $62,706) 64,850

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
BELGIUM 0.1%
Corporate Bonds 0.1%
Anheuser-Busch InBev, 1.15%, 1/22/27  2,600,000 2,801
Anheuser-Busch InBev, 1.65%, 3/28/31  1,465,000 1,512
Total Belgium (Cost $4,135) 4,313
BRAZIL 1.3%
Corporate Bonds 0.3%
Braskem Netherlands Finance, 4.50%, 1/10/28 (USD)  4,300,000 4,058
Braskem Netherlands Finance, 4.50%, 1/31/30 (USD)  6,750,000 6,023
MercadoLibre, 3.125%, 1/14/31 (USD)  6,325,000 5,736
15,817
Government Bonds 1.0%
Brazil Notas do Tesouro Nacional, Series NTNB, 6.00%,
5/15/35  103,973,529 18,521
Brazil Notas do Tesouro Nacional, Series NTNF, 10.00%,
1/1/31  318,974,000 52,778
71,299
Total Brazil (Cost $90,342) 87,116
BULGARIA 0.8%
Government Bonds 0.8%
Republic of Bulgaria, 4.50%, 1/27/33 (EUR) (1) 8,790,000 10,544
Republic of Bulgaria, 4.50%, 1/27/33 (EUR)  18,433,000 22,112
Republic of Bulgaria, Series 7Y, 4.375%, 5/13/31 (EUR)  16,796,000 19,958
Total Bulgaria (Cost $46,937) 52,614
CANADA 5.6%
Asset-Backed Securities 0.1%
Cologix Canadian Issuer, Series 2022-1CAN, Class A2,
4.94%, 1/25/52 (1) 8,230,000 5,851
5,851
Corporate Bonds 0.7%
Magna International, 1.50%, 9/25/27 (EUR)  2,620,000 2,802
Royal Bank of Canada, 4.125%, 7/5/28 (EUR)  2,385,000 2,771

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
TER Finance Jersey, Series 21, Zero Coupon, 1/2/25
(USD) (1)(2) 17,400,000 17,137
Toronto-Dominion Bank, 2.551%, 8/3/27 (EUR)  2,535,000 2,803
Transcanada Trust, Series 17-B, VR, 4.65%, 5/18/77 (3) 27,134,000 19,707
45,220
Government Bonds 4.8%
Government of Canada, Series 0318, 4.00%, 3/1/29  167,230,000 130,164
Government of Canada, Series 0929, 3.25%, 12/1/33  84,190,000 63,960
Government of Canada Real Return Bond, Inflation-Indexed,
Series CPI, 4.00%, 12/1/31  156,420,749 137,123
Province of Ontario, 3.50%, 6/2/43  5,239,000 3,579
334,826
Total Canada (Cost $388,142) 385,897
CHILE 0.9%
Corporate Bonds 0.4%
Corp. Nacional del Cobre de Chile, 6.30%, 9/8/53 (USD) (1) 15,855,000 16,879
Interchile, 4.50%, 6/30/56 (USD)  8,000,000 6,804
23,683
Government Bonds 0.5%
Bonos de la Tesoreria de la Republica en pesos, 5.80%,
10/1/34 (1) 25,375,000,000 29,868
Republic of Chile, 4.125%, 7/5/34 (EUR)  6,420,000 7,480
37,348
Total Chile (Cost $56,458) 61,031
CHINA 7.6%
Corporate Bonds 0.2%
State Grid Overseas Investment BVI, 1.375%, 5/2/25
(EUR) (1) 10,000,000 10,998
10,998
Government Bonds 7.4%
China Development Bank, Series 1905, 3.48%, 1/8/29  250,000,000 37,768
People's Republic of China, Series INBK, 2.28%, 3/25/31  135,000,000 19,631
People's Republic of China, Series INBK, 2.60%, 9/1/32  1,044,000,000 153,525
People's Republic of China, Series INBK, 2.62%, 4/15/28  110,000,000 16,136
People's Republic of China, Series INBK, 2.69%, 8/15/32  765,000,000 113,184
People's Republic of China, Series INBK, 3.02%, 5/27/31  45,000,000 6,809

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
People's Republic of China, Series INBK, 3.13%, 11/21/29  370,000,000 55,951
People's Republic of China, Series INBK, 3.32%, 4/15/52  372,000,000 62,175
People's Republic of China, Series INBK, 3.53%, 10/18/51  217,000,000 38,213
People's Republic of China, Series INBK, 4.00%, 6/24/69  64,000,000 13,161
516,553
Total China (Cost $494,871) 527,551
COLOMBIA 1.5%
Government Bonds 1.5%
Republic of Colombia, Series B, 6.00%, 4/28/28  79,667,000,000 17,262
Republic of Colombia, Series B, 7.00%, 3/26/31  131,927,100,000 27,811
Republic of Colombia, Series B, 7.25%, 10/18/34  164,668,300,000 32,486
Republic of Colombia, Series B, 13.25%, 2/9/33  90,056,200,000 25,412
Total Colombia (Cost $97,145) 102,971
CYPRUS 0.4%
Government Bonds 0.4%
Republic of Cyprus, 0.95%, 1/20/32  19,769,000 19,394
Republic of Cyprus, 1.50%, 4/16/27  2,130,000 2,309
Republic of Cyprus, 2.75%, 2/26/34  2,716,000 2,957
Republic of Cyprus, 2.75%, 5/3/49  2,832,000 2,751
Total Cyprus (Cost $31,667) 27,411
CZECH REPUBLIC 0.1%
Government Bonds 0.1%
Republic of Czech, Series 125, 1.50%, 4/24/40  253,610,000 8,010
Total Czech Republic (Cost $7,527) 8,010
DENMARK 0.8%
Corporate Bonds 0.8%
Carlsberg Breweries, 0.375%, 6/30/27 (EUR)  2,735,000 2,849
Carlsberg Breweries, 0.875%, 7/1/29 (EUR)  3,773,000 3,808
Danske Bank, VR, 0.75%, 6/9/29 (EUR) (3) 8,420,000 8,606
Danske Bank, VR, 1.375%, 2/17/27 (EUR) (3) 2,440,000 2,652
Danske Bank, VR, 1.375%, 2/12/30 (EUR) (3) 4,700,000 5,183
Danske Bank, VR, 4.50%, 11/9/28 (EUR) (3) 2,410,000 2,792
Orsted, 4.875%, 1/12/32 (GBP)  5,750,000 7,602
TDC Net, 5.056%, 5/31/28 (EUR)  2,310,000 2,674

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
TDC Net, 5.618%, 2/6/30 (EUR)  13,970,000 16,451
Total Denmark (Cost $49,290) 52,617
EGYPT 0.6%
Government Bonds 0.6%
Arab Republic of Egypt, Treasury Bills, Series 364D,
28.499%, 3/11/25  293,200,000 5,401
Arab Republic of Egypt, Treasury Bills, Series 364D,
28.60%, 3/4/25  506,600,000 9,378
Arab Republic of Egypt, Treasury Bills, Series 364D,
29.00%, 3/18/25  676,100,000 12,394
Arab Republic of Egypt, Treasury Bills, Series 364D,
31.25%, 12/10/24  760,825,000 14,961
Total Egypt (Cost $41,817) 42,134
ESTONIA 0.5%
Government Bonds 0.5%
Republic of Estonia, 3.25%, 1/17/34  32,500,000 36,776
Total Estonia (Cost $35,369) 36,776
FINLAND 0.1%
Corporate Bonds 0.1%
Elisa, 0.25%, 9/15/27  2,760,000 2,849
Metso, 0.875%, 5/26/28  2,775,000 2,846
Total Finland (Cost $5,560) 5,695
FRANCE 2.7%
Corporate Bonds 1.6%
Altice France, 3.375%, 1/15/28 (1) 505,000 393
Altice France, 5.875%, 2/1/27 (1) 1,305,000 1,135
Banque Federative du Credit Mutuel, 1.25%, 5/26/27  3,000,000 3,210
Banque Federative du Credit Mutuel, 1.375%, 7/16/28  3,100,000 3,269
Banque Federative du Credit Mutuel, 3.125%, 9/14/27  2,500,000 2,802
Banque Federative du Credit Mutuel, 5.125%, 1/13/33  5,400,000 6,449
Banque Stellantis France, 4.00%, 1/21/27  2,400,000 2,721
BNP Paribas, VR, 2.125%, 1/23/27 (3) 9,300,000 10,210
BNP Paribas, VR, 3.875%, 1/10/31 (3) 4,000,000 4,625
BPCE, 0.25%, 1/14/31  7,100,000 6,641
BPCE, 3.50%, 1/25/28  5,500,000 6,238

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Credit Agricole, 0.875%, 1/14/32  1,000,000 933
Credit Agricole, 1.875%, 12/20/26  5,200,000 5,664
Credit Agricole Assurances, VR, 2.625%, 1/29/48 (3) 6,000,000 6,428
Electricite de France, 6.125%, 6/2/34 (GBP)  7,200,000 9,986
EssilorLuxottica, 0.375%, 11/27/27  2,700,000 2,806
Holding d'Infrastructures de Transport, 1.475%, 1/18/31  8,600,000 8,466
IPD 3, 8.00%, 6/15/28 (1) 1,825,000 2,147
Loxam, 6.375%, 5/15/28 (4) 3,795,000 4,378
Orange, 3.25%, 1/15/32 (GBP)  6,500,000 7,878
RTE Reseau de Transport d'Electricite SADIR, 0.75%,
1/12/34 (4) 7,200,000 6,452
Veolia Environnement, 1.25%, 4/2/27  2,000,000 2,144
Veolia Environnement, 1.94%, 1/7/30  5,700,000 6,018
110,993
Government Bonds 1.1%
Republic of France, Series OAT, 1.25%, 5/25/36 (1) 86,453,000 79,529
79,529
Total France (Cost $192,633) 190,522
GERMANY 5.2%
Corporate Bonds 1.2%
Daimler Truck International Finance, 1.625%, 4/6/27  2,600,000 2,802
E.ON International Finance, 6.25%, 6/3/30 (GBP)  11,400,000 16,254
Fresenius, 1.625%, 10/8/27  2,635,000 2,844
Fresenius, 5.00%, 11/28/29  5,200,000 6,235
Gruenenthal, 3.625%, 11/15/26 (1) 990,000 1,091
Gruenenthal, 6.75%, 5/15/30 (1) 530,000 629
Gruenenthal, 6.75%, 5/15/30  3,500,000 4,156
Hannover Rueck, 1.125%, 4/18/28  2,600,000 2,765
Hannover Rueck, VR, 1.125%, 10/9/39 (3) 11,500,000 11,409
Hannover Rueck, VR, 1.75%, 10/8/40 (3) 4,800,000 4,829
Knorr-Bremse, 3.25%, 9/21/27  2,500,000 2,804
ProGroup, 5.375%, 4/15/31 (1) 2,755,000 2,982
TK Elevator Midco, 4.375%, 7/15/27 (1)(4) 2,745,000 3,022
Volkswagen Bank, 4.375%, 5/3/28  2,400,000 2,738
Volkswagen Financial Services Overseas, 0.375%, 2/12/30  10,300,000 9,658
Volkswagen International Finance, Series 10Y, 1.875%,
3/30/27  1,300,000 1,399
Volkswagen Leasing, 1.50%, 6/19/26  5,135,000 5,560
Volkswagen Leasing, 1.625%, 8/15/25  5,350,000 5,875
87,052

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 4.0%
Bundesobligation, Series 184, 0.00%, 10/9/26  79,031,000 84,482
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 2/15/30  38,163,000 38,386
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/52  14,735,200 8,382
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 8/15/54  59,603,000 66,872
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40  7,483,000 10,853
Deutsche Bundesrepublik, Inflation-Indexed, 0.50%, 4/15/30  55,606,437 62,407
KfW, 4.70%, 6/2/37 (CAD)  5,202,000 4,142
275,524
Total Germany (Cost $346,568) 362,576
GREECE 0.2%
Government Bonds 0.2%
Hellenic Republic, 0.75%, 6/18/31 (1) 17,599,000 17,196
Total Greece (Cost $21,196) 17,196
HUNGARY 0.4%
Corporate Bonds 0.1%
OTP Bank, VR, 7.35%, 3/4/26 (EUR) (3) 5,290,000 5,977
5,977
Government Bonds 0.3%
Magyar Export-Import Bank, 6.00%, 5/16/29 (EUR)  4,370,000 5,239
Republic of Hungary, Series 33/A, 2.25%, 4/20/33  2,496,670,000 5,282
Republic of Hungary, Series 4Y, 5.00%, 2/22/27 (EUR)  8,464,000 9,816
20,337
Total Hungary (Cost $24,094) 26,314
ICELAND 0.4%
Corporate Bonds 0.1%
Landsbankinn, 0.375%, 5/23/25 (EUR)  8,060,000 8,784
8,784
Government Bonds 0.3%
Republic of Iceland, 0.00%, 4/15/28 (EUR)  10,385,000 10,566
Republic of Iceland, 3.50%, 3/21/34 (EUR)  8,096,000 9,445
20,011
Total Iceland (Cost $30,367) 28,795

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
INDIA 1.1%
Government Bonds 1.1%
Republic of India, 6.54%, 1/17/32  3,011,080,000 35,635
Republic of India, 7.26%, 8/22/32  3,550,060,000 43,843
Total India (Cost $77,775) 79,478
INDONESIA 3.3%
Corporate Bonds 0.2%
Freeport Indonesia, 4.763%, 4/14/27 (USD)  9,400,000 9,478
Minejesa Capital, 5.625%, 8/10/37 (USD)  3,965,000 3,817
13,295
Government Bonds 3.1%
Republic of Indonesia, 3.75%, 6/14/28 (EUR)  40,797,000 46,183
Republic of Indonesia, Series FR86, 5.50%, 4/15/26  473,000,000,000 30,931
Republic of Indonesia, Series FR91, 6.375%, 4/15/32  286,625,000,000 18,872
Republic of Indonesia, Series FR95, 6.375%, 8/15/28  153,888,000,000 10,227
Republic of Indonesia, Series FR96, 7.00%, 2/15/33  1,305,323,000,000 89,367
Republic of Indonesia, Series 101, 6.875%, 4/15/29  290,698,000,000 19,747
215,327
Total Indonesia (Cost $223,374) 228,622
IRELAND 0.2%
Corporate Bonds 0.1%
Smurfit Kappa Treasury, 1.50%, 9/15/27  2,650,000 2,829
2,829
Government Bonds 0.1%
Republic of Ireland, 1.50%, 5/15/50  2,696,000 2,274
Republic of Ireland, 2.00%, 2/18/45  5,630,000 5,441
7,715
Total Ireland (Cost $13,443) 10,544
ISRAEL 0.3%
Government Bonds 0.3%
State of Israel, 1.50%, 1/18/27 (EUR)  21,304,000 22,359
Total Israel (Cost $25,069) 22,359

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
ITALY 3.4%
Corporate Bonds 0.7%
Aeroporti di Roma, 1.625%, 6/8/27  2,575,000 2,780
Autostrade per l'Italia, 1.625%, 1/25/28  2,680,000 2,840
Autostrade per l'Italia, 2.00%, 12/4/28  6,245,000 6,606
Autostrade per l'Italia, 2.00%, 1/15/30  5,620,000 5,814
CA Auto Bank, 4.75%, 1/25/27  2,395,000 2,767
Inter Media & Communication, 6.75%, 2/9/27 (4) 5,303,935 5,979
Intesa Sanpaolo, 1.75%, 7/4/29  12,399,000 13,024
Italgas, 1.625%, 1/19/27  2,570,000 2,792
Snam, 0.875%, 10/25/26  6,950,000 7,445
50,047
Government Bonds 2.7%
Italy Buoni Poliennali Del Tesoro, Series 30Y, 4.50%,
10/1/53 (1) 28,997,000 34,499
Italy Buoni Poliennali Del Tesoro, Series 50Y, 2.80%, 3/1/67  41,343,000 35,079
Italy Buoni Poliennali Del Tesoro, Series CPI, 1.30%,
5/15/28 (1) 48,590,872 54,564
Republic of Italy, Series 5Y, 2.375%, 10/17/24 (USD)  61,992,000 61,911
186,053
Total Italy (Cost $239,408) 236,100
IVORY COAST 0.3%
Government Bonds 0.3%
Republic of Ivory Coast, 5.875%, 10/17/31 (EUR)  22,575,000 23,849
Total Ivory Coast (Cost $21,323) 23,849
JAPAN 13.1%
Government Bonds 13.1%
Government of Japan, Series 16, 1.30%, 3/20/63  2,815,600,000 14,588
Government of Japan, Series 20, Inflation-Indexed, 0.10%,
3/10/25  10,522,915,000 73,763
Government of Japan, Series 26, Inflation-Indexed, 0.005%,
3/10/31  9,600,948,251 70,286
Government of Japan, Series 27, Inflation-Indexed, 0.005%,
3/10/32  4,531,485,000 32,978
Government of Japan, Series 28, Inflation-Indexed, 0.005%,
3/10/33  3,487,379,520 25,191

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government of Japan, Series 29, Inflation-Indexed, 0.005%,
3/10/34  10,952,960,265 78,760
Government of Japan, Series 44, 1.70%, 9/20/44  13,073,850,000 90,735
Government of Japan, Series 74, 1.00%, 3/20/52  14,495,300,000 78,603
Government of Japan, Series 75, 1.30%, 6/20/52  10,616,750,000 62,061
Government of Japan, Series 76, 1.40%, 9/20/52  9,384,900,000 56,121
Government of Japan, Series 83, 2.20%, 6/20/54  1,845,150,000 13,138
Government of Japan, Series 338, 0.40%, 3/20/25  13,396,000,000 93,339
Government of Japan, Treasury Bills, Series 1229, 0.096%,
11/11/24  14,453,700,000 100,558
Government of Japan, Treasury Bills, Series 1249, 0.103%,
11/11/24  17,246,300,000 119,987
Total Japan (Cost $1,015,177) 910,108
KUWAIT 0.2%
Corporate Bonds 0.2%
MEGlobal, 2.625%, 4/28/28 (USD) (1) 9,170,000 8,508
MEGlobal, 2.625%, 4/28/28 (USD)  8,220,000 7,626
Total Kuwait (Cost $16,763) 16,134
LATVIA 1.6%
Government Bonds 1.6%
Republic of Latvia, 0.375%, 10/7/26 (EUR)  86,021,000 91,430
Republic of Latvia, 3.875%, 5/22/29 (EUR)  15,752,000 18,288
Total Latvia (Cost $109,920) 109,718
LITHUANIA 0.9%
Government Bonds 0.9%
Republic of Lithuania, 3.50%, 2/13/34  17,920,000 20,377
Republic of Lithuania, 3.875%, 6/14/33  35,595,000 41,954
Total Lithuania (Cost $57,107) 62,331
LUXEMBOURG 0.4%
Corporate Bonds 0.4%
Albion Financing 1, 5.25%, 10/15/26  3,200,000 3,592
Altice Financing, 4.25%, 8/15/29 (1) 1,775,000 1,584
Blackstone Property Partners Europe Holdings, 1.75%,
3/12/29  9,970,000 10,184
Logicor Financing, 0.875%, 1/14/31  7,100,000 6,560

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Logicor Financing, 1.50%, 7/13/26  6,240,000 6,717
Total Luxembourg (Cost $29,221) 28,637
MACAO 0.4%
Corporate Bonds 0.4%
Melco Resorts Finance, 4.875%, 6/6/25 (USD)  5,175,000 5,131
MGM China Holdings, 7.125%, 6/26/31 (USD) (1) 6,440,000 6,632
Sands China, 3.80%, 1/8/26 (USD)  7,500,000 7,379
Wynn Macau, 5.50%, 1/15/26 (USD)  6,500,000 6,456
Total Macao (Cost $25,229) 25,598
MALAYSIA 3.5%
Government Bonds 3.5%
Government of Malaysia, Series 0119, 3.906%, 7/15/26  178,500,000 43,760
Government of Malaysia, Series 0120, 4.065%, 6/15/50  79,874,000 19,141
Government of Malaysia, Series 0216, 4.736%, 3/15/46  366,540,000 97,235
Government of Malaysia, Series 0316, 3.90%, 11/30/26  25,840,000 6,352
Government of Malaysia, Series 0318, 4.642%, 11/7/33  155,696,000 40,333
Government of Malaysia, Series 0518, 4.921%, 7/6/48  119,656,000 32,519
Total Malaysia (Cost $217,467) 239,340
MEXICO 3.0%
Corporate Bonds 0.5%
America Movil, 5.75%, 6/28/30 (GBP)  6,670,000 9,312
BBVA Bancomer, VR, 5.125%, 1/18/33 (USD) (3) 13,125,000 12,494
Bimbo Bakeries USA, 6.05%, 1/15/29 (USD) (1) 12,025,000 12,714
34,520
Government Bonds 2.5%
Petroleos Mexicanos, 4.875%, 2/21/28 (EUR)  20,890,000 22,258
United Mexican States, Series M, 7.50%, 5/26/33  1,056,969,000 48,015
United Mexican States, Series M, 8.50%, 5/31/29  1,196,115,000 59,312
United Mexican States, Series M, 8.50%, 11/18/38  913,719,000 42,764
172,349
Total Mexico (Cost $214,630) 206,869

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
MONTENEGRO 0.2%
Government Bonds 0.2%
Republic of Montenegro, 7.25%, 3/12/31 (USD) (1) 15,190,000 15,934
Total Montenegro (Cost $15,331) 15,934
MOROCCO 0.2%
Government Bonds 0.2%
Kingdom of Morocco, 1.375%, 3/30/26 (EUR) (4) 12,030,000 12,911
Total Morocco (Cost $12,680) 12,911
NETHERLANDS 0.7%
Corporate Bonds 0.7%
Cooperatieve Rabobank, 4.625%, 5/23/29 (GBP)  100,000 130
ING Groep, VR, 0.375%, 9/29/28 (3) 2,800,000 2,881
ING Groep, VR, 1.25%, 2/16/27 (3) 8,800,000 9,559
ING Groep, VR, 4.75%, 5/23/34 (3) 6,000,000 7,283
Nationale-Nederlanden Bank, 0.375%, 2/26/25  5,300,000 5,824
NN Group, 1.625%, 6/1/27 (4) 2,575,000 2,785
Sartorius Finance, 4.50%, 9/14/32  8,000,000 9,380
Universal Music Group, 3.00%, 6/30/27  2,470,000 2,756
VZ Secured Financing, 3.50%, 1/15/32 (4) 3,900,000 4,007
Wolters Kluwer, 1.50%, 3/22/27  2,585,000 2,792
Ziggo, 2.875%, 1/15/30  2,720,000 2,790
Total Netherlands (Cost $47,756) 50,187
NEW ZEALAND 1.2%
Corporate Bonds 0.1%
Chorus, 3.625%, 9/7/29 (EUR)  8,130,000 9,195
9,195
Government Bonds 1.1%
New Zealand Government Bond, Series 0433, 3.50%,
4/14/33  105,256,000 63,505
New Zealand Government Bond, Series 0551, 2.75%,
5/15/51  23,771,000 10,397
73,902
Total New Zealand (Cost $78,694) 83,097

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
NORTH MACEDONIA 0.1%
Government Bonds 0.1%
Republic of North Macedonia, 6.96%, 3/13/27 (EUR) (1) 5,430,000 6,328
Total North Macedonia (Cost $5,763) 6,328
NORWAY 0.1%
Corporate Bonds 0.1%
Avinor, 0.75%, 10/1/30 (EUR)  7,202,000 7,053
Total Norway (Cost $6,567) 7,053
PERU 0.4%
Government Bonds 0.4%
Republic of Peru, 5.40%, 8/12/34  98,738,000 25,042
Republic of Peru, Series REGS, 5.40%, 8/12/34  15,306,000 3,882
Total Peru (Cost $26,114) 28,924
PHILIPPINES 0.1%
Government Bonds 0.1%
Republic of Philippines, 0.25%, 4/28/25 (EUR)  4,245,000 4,634
Total Philippines (Cost $5,101) 4,634
PORTUGAL 0.2%
Corporate Bonds 0.2%
Banco Comercial Portugues, VR, 1.125%, 2/12/27 (3) 5,800,000 6,287
Banco Comercial Portugues, VR, 1.75%, 4/7/28 (3)(4) 3,500,000 3,779
Banco Comercial Portugues, VR, 6.888%, 12/7/27 (3) 3,900,000 4,668
Total Portugal (Cost $13,395) 14,734
QATAR 0.4%
Corporate Bonds 0.4%
QatarEnergy, 3.125%, 7/12/41 (USD)  13,050,000 10,394
QNB Finance, 2.75%, 2/12/27 (USD)  8,200,000 7,907
QNB Finance, 4.875%, 1/30/29 (USD) (4) 7,675,000 7,832
Total Qatar (Cost $25,448) 26,133

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
ROMANIA 0.3%
Corporate Bonds 0.3%
Banca Transilvania, VR, 8.875%, 4/27/27 (EUR) (3) 12,440,000 14,682
RCS & RDS, 3.25%, 2/5/28 (EUR) (4) 6,300,000 6,752
Total Romania (Cost $19,823) 21,434
SERBIA 0.9%
Corporate Bonds 0.0%
United Group, 4.625%, 8/15/28 (EUR) (1) 3,105,000 3,415
3,415
Government Bonds 0.9%
Republic of Serbia, 1.00%, 9/23/28 (EUR) (1) 26,075,000 25,940
Republic of Serbia, 1.50%, 6/26/29 (EUR)  13,215,000 13,132
Republic of Serbia, 3.125%, 5/15/27 (EUR)  18,700,000 20,473
59,545
Total Serbia (Cost $65,841) 62,960
SINGAPORE 1.3%
Government Bonds 1.3%
Government of Singapore, 0.50%, 11/1/25  44,175,000 33,577
Government of Singapore, 2.375%, 6/1/25  32,070,000 24,874
Government of Singapore, 2.875%, 7/1/29  40,189,000 31,785
Total Singapore (Cost $82,306) 90,236
SLOVENIA 0.8%
Corporate Bonds 0.0%
Summer BidCo, 10.00%, 2/15/29, (10.00% Cash or 10.75%
PIK) (1)(5) 406,795 469
469
Government Bonds 0.8%
Republic of Slovenia, Series RS74, 1.50%, 3/25/35 (4) 14,085,000 13,666
Republic of Slovenia, Series RS76, 3.125%, 8/7/45  26,836,000 28,971
Republic of Slovenia, Series RS77, 2.25%, 3/3/32  7,145,000 7,715

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Republic of Slovenia, Series RS86, 0.00%, 2/12/31  4,975,000 4,714
55,066
Total Slovenia (Cost $60,411) 55,535
SOUTH AFRICA 0.9%
Corporate Bonds 0.1%
Anglo American Capital, 3.375%, 3/11/29 (GBP)  5,340,000 6,728
6,728
Government Bonds 0.8%
Republic of South Africa, Series 2035, 8.875%, 2/28/35  992,870,000 53,222
53,222
Total South Africa (Cost $56,615) 59,950
SOUTH KOREA 0.3%
Corporate Bonds 0.3%
GS Caltex, 1.625%, 7/27/25 (USD)  5,400,000 5,272
Shinhan Bank, 4.50%, 4/12/28 (USD) (1) 12,100,000 12,213
Total South Korea (Cost $17,291) 17,485
SPAIN 2.7%
Corporate Bonds 1.3%
Banco Bilbao Vizcaya Argentaria, 3.375%, 9/20/27  7,900,000 8,977
Banco Bilbao Vizcaya Argentaria, VR, 5.75%, 9/15/33 (3) 2,700,000 3,216
Banco de Sabadell, VR, 0.875%, 6/16/28 (3) 6,600,000 6,952
Banco de Sabadell, VR, 5.00%, 6/7/29 (3) 2,300,000 2,730
Banco de Sabadell, VR, 5.125%, 11/10/28 (3) 5,100,000 6,025
Banco Santander, 1.125%, 1/17/25  5,800,000 6,411
CaixaBank, 3.75%, 9/7/29  9,300,000 10,765
CaixaBank, VR, 0.75%, 5/26/28 (3) 2,700,000 2,840
CaixaBank, VR, 6.25%, 2/23/33 (3) 2,600,000 3,108
Cellnex Telecom, 1.75%, 10/23/30  13,000,000 13,206
Cirsa Finance International, 7.875%, 7/31/28 (1) 4,415,000 5,208
EDP Servicios Financieros Espana, 4.375%, 4/4/32  5,143,000 6,103
Inmobiliaria Colonial Socimi, 1.625%, 11/28/25  7,300,000 7,979
Lorca Telecom Bondco, 4.00%, 9/18/27  8,700,000 9,622
93,142

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Government Bonds 1.4%
Kingdom of Spain, 0.00%, 1/31/28  72,696,000 74,885
Kingdom of Spain, 1.90%, 10/31/52 (1) 23,503,000 18,292
93,177
Total Spain (Cost $174,865) 186,319
SRI LANKA 0.2%
Government Bonds 0.2%
Republic of Sri Lanka, Series A, 11.40%, 1/15/27  1,227,000,000 4,160
Republic of Sri Lanka, Series A, 11.50%, 8/1/26  1,063,000,000 3,641
Republic of Sri Lanka, Series A, 20.00%, 9/15/27  1,544,000,000 6,277
Total Sri Lanka (Cost $12,141) 14,078
SWEDEN 0.7%
Corporate Bonds 0.3%
Autoliv, 4.25%, 3/15/28 (EUR)  2,365,000 2,708
Electrolux, 4.50%, 9/29/28 (EUR)  2,415,000 2,795
Skandinaviska Enskilda Banken, 0.375%, 6/21/28 (EUR)  2,865,000 2,905
Tele2, 0.75%, 3/23/31 (EUR)  5,645,000 5,494
Tele2, 2.125%, 5/15/28 (EUR)  2,575,000 2,780
Verisure Holding, 3.875%, 7/15/26 (EUR) (1) 1,600,000 1,768
Verisure Holding, 9.25%, 10/15/27 (EUR)  3,600,000 4,197
22,647
Government Bonds 0.4%
Kingdom of Sweden, Inflation-Indexed, Series 3111, 0.125%,
6/1/32  273,801,170 26,246
26,246
Total Sweden (Cost $46,789) 48,893
SWITZERLAND 0.4%
Corporate Bonds 0.4%
ABB Finance, 3.25%, 1/16/27 (EUR)  2,400,000 2,711
ABB Finance, 3.375%, 1/16/31 (EUR)  4,445,000 5,063
Holcim Finance Luxembourg, 2.25%, 5/26/28 (EUR)  2,555,000 2,791
UBS Group, VR, 2.875%, 4/2/32 (EUR) (3) 7,050,000 7,593
UBS Group, VR, 7.75%, 3/1/29 (EUR) (3) 6,929,000 8,822
Total Switzerland (Cost $24,080) 26,980

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
TANZANIA 0.1%
Corporate Bonds 0.1%
HTA Group, 7.50%, 6/4/29 (USD) (1) 9,465,000 9,654
Total Tanzania (Cost $9,424) 9,654
THAILAND 0.1%
Corporate Bonds 0.1%
Bangkok Bank, VR, 3.733%, 9/25/34 (USD) (3) 7,545,000 7,003
Total Thailand (Cost $7,028) 7,003
UNITED KINGDOM 6.4%
Corporate Bonds 2.3%
Barclays, VR, 0.577%, 8/9/29 (EUR) (3) 5,175,000 5,232
Barclays, VR, 0.877%, 1/28/28 (EUR) (3) 2,695,000 2,861
Barclays, VR, 6.369%, 1/31/31 (3) 4,650,000 6,508
Deuce Finco, 5.50%, 6/15/27 (1) 1,600,000 2,097
Heathrow Funding, 2.75%, 10/13/29  8,360,000 10,171
HSBC Holdings, VR, 4.752%, 3/10/28 (EUR) (3) 10,715,000 12,397
Jerrold Finco, 5.25%, 1/15/27  2,800,000 3,678
Jerrold Finco, 7.875%, 4/15/30 (1) 345,000 469
Kane Bidco, 5.00%, 2/15/27 (EUR)  8,420,000 9,235
Legal & General Group, VR, 5.375%, 10/27/45 (3) 5,685,000 7,576
London Stock Exchange Group, 1.75%, 12/6/27 (EUR)  2,610,000 2,820
Marks & Spencer, 6.00%, 6/12/25  1,713,000 2,301
Motion Finco, 7.375%, 6/15/30 (EUR) (1)(4) 6,345,000 7,130
National Grid Electricity Distribution East Midlands, 3.53%,
9/20/28 (EUR)  2,455,000 2,778
Nationwide Building Society, VR, 1.50%, 3/8/26 (EUR) (3) 2,770,000 3,059
NatWest Group, VR, 0.67%, 9/14/29 (EUR) (3) 5,250,000 5,314
NatWest Group, VR, 0.78%, 2/26/30 (EUR) (3) 2,014,000 2,020
NatWest Group, VR, 1.043%, 9/14/32 (EUR) (3) 5,075,000 5,256
Next Group, 3.625%, 5/18/28  7,491,000 9,671
Next Group, 4.375%, 10/2/26  982,000 1,302
Santander U.K. Group Holdings, VR, 0.603%, 9/13/29
(EUR) (3) 6,475,000 6,514
Santander U.K. Group Holdings, VR, 2.421%, 1/17/29 (3) 3,320,000 4,089
Santander U.K. Group Holdings, VR, 3.53%, 8/25/28
(EUR) (3) 5,300,000 5,966
Severn Trent Utilities Finance, 4.625%, 11/30/34  5,970,000 7,478
Smiths Group, 2.00%, 2/23/27 (EUR)  2,535,000 2,756

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Standard Chartered, VR, 2.50%, 9/9/30 (EUR) (3) 6,670,000 7,348
Tesco Corporate Treasury Services, 0.875%, 5/29/26 (EUR)  5,250,000 5,664
Tesco Corporate Treasury Services, 2.75%, 4/27/30  4,850,000 5,820
Vmed O2 U.K. Financing I, 4.50%, 7/15/31 (1) 5,145,000 5,913
Vmed O2 U.K. Financing I, 4.50%, 7/15/31  5,630,000 6,480
159,903
Government Bonds 4.1%
United Kingdom Gilt, 0.625%, 7/31/35  34,481,000 32,458
United Kingdom Gilt, 0.625%, 10/22/50  79,455,000 43,670
United Kingdom Gilt, 3.25%, 1/22/44  82,968,000 93,387
United Kingdom Gilt, 4.00%, 10/22/63  12,593,000 15,195
United Kingdom Gilt, 4.25%, 12/7/46  77,446,797 99,432
284,142
Total United Kingdom (Cost $426,335) 444,045
UNITED STATES 4.8%
Corporate Bonds 4.6%
AbbVie, 2.125%, 11/17/28 (EUR)  2,605,000 2,834
AbbVie, 2.625%, 11/15/28 (EUR)  5,967,000 6,611
American Honda Finance, 0.75%, 11/25/26 (GBP)  4,097,000 5,071
American Honda Finance, 1.95%, 10/18/24 (EUR)  4,680,000 5,205
AT&T, 3.95%, 4/30/31 (EUR)  13,150,000 15,229
Athene Global Funding, 0.832%, 1/8/27 (EUR)  6,150,000 6,505
Bank of America, VR, 1.662%, 4/25/28 (EUR) (3) 2,610,000 2,818
Becton Dickinson & Company, 3.02%, 5/24/25 (GBP) (4) 7,393,000 9,738
Becton Dickinson & Company, 3.519%, 2/8/31 (EUR)  3,520,000 3,980
Becton Dickinson Euro Finance, 0.334%, 8/13/28 (EUR)  4,290,000 4,329
Becton Dickinson Euro Finance, 1.213%, 2/12/36 (EUR)  1,874,000 1,646
Berkshire Hathaway Finance, 1.50%, 3/18/30 (EUR)  5,119,000 5,336
Capital One Financial, 1.65%, 6/12/29 (EUR)  11,300,000 11,630
Carrier Global, 4.125%, 5/29/28 (EUR)  2,420,000 2,792
Comcast, 0.00%, 9/14/26 (EUR)  3,000,000 3,166
Dana Financing Luxembourg, 8.50%, 7/15/31 (EUR) (1) 2,623,000 3,099
Dow Chemical, 0.50%, 3/15/27 (EUR)  2,715,000 2,850
Duke Energy, 3.75%, 4/1/31 (EUR)  8,800,000 9,896
Encore Capital Group, 4.875%, 10/15/25 (EUR) (1) 3,480,000 3,873
Equinix Europe 2 Financing, 3.65%, 9/3/33 (EUR)  9,575,000 10,643
Equitable Financial Life Global Funding, 0.60%, 6/16/28
(EUR) (4) 2,805,000 2,870
FedEx, 1.625%, 1/11/27 (EUR)  2,620,000 2,837
Fiserv, 1.625%, 7/1/30 (EUR)  175,000 179

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
Fiserv, 3.00%, 7/1/31 (GBP)  9,825,000 11,616
Fiserv, 4.50%, 5/24/31 (EUR)  10,825,000 12,775
Ford Motor Credit, 4.867%, 8/3/27 (EUR)  2,390,000 2,744
Ford Motor Credit, 5.125%, 2/20/29 (EUR)  13,525,000 15,748
General Motors Financial, 0.85%, 2/26/26 (EUR)  10,000,000 10,789
Goldman Sachs Group, 1.625%, 7/27/26 (EUR)  4,137,000 4,519
Goldman Sachs Group, VR, 3.625%, 10/29/29 (GBP) (3) 3,180,000 4,067
Harley-Davidson Financial Services, 5.125%, 4/5/26 (EUR)  8,000,000 9,131
Highland Holdings, 0.318%, 12/15/26 (EUR)  3,635,000 3,831
JPMorgan Chase, VR, 1.638%, 5/18/28 (EUR) (3) 2,620,000 2,823
Medtronic Global Holdings, 0.375%, 10/15/28 (EUR)  2,969,000 3,011
Metropolitan Life Global Funding I, 5.00%, 1/10/30 (GBP)  570,000 775
Mondelez International, 0.25%, 3/17/28 (EUR)  10,218,000 10,400
Mondelez International, 1.625%, 3/8/27 (EUR)  2,575,000 2,784
Mondelez International Holdings Netherlands, 0.25%, 9/9/29
(EUR) (1) 6,160,000 6,049
Morgan Stanley, VR, 0.406%, 10/29/27 (EUR) (3) 4,931,000 5,208
Morgan Stanley, VR, 0.495%, 10/26/29 (EUR) (3) 11,660,000 11,699
Morgan Stanley, VR, 5.148%, 1/25/34 (EUR) (3) 2,000,000 2,487
Netflix, 3.625%, 5/15/27 (EUR)  2,455,000 2,786
Netflix, 3.875%, 11/15/29 (EUR)  5,585,000 6,464
Prologis, 2.25%, 6/30/29 (GBP)  5,048,000 6,075
Thermo Fisher Scientific, 0.875%, 10/1/31 (EUR)  5,170,000 5,011
Thermo Fisher Scientific, 2.375%, 4/15/32 (EUR)  842,000 897
Thermo Fisher Scientific Finance I, 0.80%, 10/18/30 (EUR)  1,890,000 1,867
U.S. Bancorp, VR, 4.009%, 5/21/32 (EUR) (3) 9,145,000 10,472
Upjohn Finance, 1.362%, 6/23/27 (EUR)  2,670,000 2,843
Utah Acquisition Sub, 3.125%, 11/22/28 (EUR)  5,630,000 6,257
Verizon Communications, 1.30%, 5/18/33 (EUR)  5,270,000 4,970
Verizon Communications, 2.625%, 12/1/31 (EUR)  4,715,000 5,061
VF, 4.125%, 3/7/26 (EUR)  4,239,000 4,712
VF, 4.25%, 3/7/29 (EUR)  4,355,000 4,755
Wells Fargo, 1.00%, 2/2/27 (EUR)  2,660,000 2,827
Westlake, 1.625%, 7/17/29 (EUR)  9,435,000 9,692
318,282
Municipal Securities 0.2%
Puerto Rico Commonwealth, GO, VR, 11/1/43 (6) 20,826,087 13,407
13,407
Total United States (Cost $330,380) 331,689

T. ROWE PRICE International Bond Fund (USD Hedged)

Par/Shares $ Value
(Cost and value in $000s)
SHORT-TERM INVESTMENTS 11.5%
Money Market Funds 2.1%
T. Rowe Price Government Reserve Fund, 4.97% (7)(8) 142,555,926 142,556
142,556
U.S. Treasury Obligations 9.4%
U.S. Treasury Bills, 4.649%, 11/5/24  388,263,700 386,508
U.S. Treasury Bills, 4.714%, 10/31/24  13,092,300 13,041
U.S. Treasury Bills, 5.241%, 10/29/24 (9) 177,489,000 176,833
U.S. Treasury Bills, 5.248%, 11/21/24 (9) 80,625,000 80,095
656,477
Total Short-Term Investments (Cost $798,931) 799,033
SECURITIES LENDING COLLATERAL 0.5%
INVESTMENTS IN A POOLED ACCOUNT THROUGH SECURITIES LENDING
PROGRAM WITH JPMORGAN CHASE BANK 0.5%
Money Market Funds 0.5%
T. Rowe Price Government Reserve Fund, 4.97% (7)(8) 33,506,237 33,506
Total Investments in a Pooled Account through Securities Lending Program with JPMorgan Chase Bank 33,506
Total Securities Lending Collateral (Cost $33,506) 33,506
(Amounts in 000s, except for contracts)
OPTIONS PURCHASED 0.0%
OTC Options Purchased 0.0%
Counterparty Description Contracts
Notional
Amount $ Value
Bank of America
USD / INR,
Call, 12/5/24 @
INR84.55 (10) 1 68,910 160

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s, except for contracts)
Counterparty Description Contracts
Notional
Amount $ Value
Morgan Stanley
USD / GBP,
Call, 11/1/24 @
USD1.31 (10) 1 68,555 112
Total Options Purchased (Cost $842) 272
Total Investments in Securities  100.6%
(Cost $6,956,802) $ 6,975,511
Other Assets Less Liabilities (0.6)% (38,726)
Net Assets 100.0% $ 6,936,785
‡ Country classifications are generally based on MSCI categories or another unaffiliated third party data provider; Par/Shares and Notional Amount are denominated in the currency of the country presented unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of
1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $530,515 and represents 7.6% of net assets.
(2) Level 3 in fair value hierarchy.
(3) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(4) All or a portion of this security is on loan at September 30, 2024.
(5) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(6) Contingent value instrument that only pays out if a portion of the territory's
Sales and Use Tax outperforms the projections in the Oversight Board’s
Certified Fiscal Plan.
(7) Seven-day yield
(8) Affiliated Companies
(9) At September 30, 2024, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
(10) Non-income producing
1 Day INR
MIBOR One day INR MIBOR (Mumbai interbank offered rate)
6M EURIBOR Six month EURIBOR (Euro interbank offered rate)
AUD Australian Dollar
BRL Brazilian Real
CAD Canadian Dollar
CHF Swiss Franc
CLP Chilean Peso
CNH Offshore China Renminbi
COP Colombian Peso

T. ROWE PRICE International Bond Fund (USD Hedged)

.
.
.
.
.
.
.
.
.
.
CPI Consumer Price Index
CZK Czech Koruna
EGP Egyptian Pound
EUR Euro
GBP British Pound
GO General Obligation
HUF Hungarian Forint
IDR Indonesian Rupiah
INR Indian Rupee
JPY Japanese Yen
KRW South Korean Won
MXN Mexican Peso
MYR Malaysian Ringgit
NOK Norwegian Krone
NZD New Zealand Dollar
OTC Over-the-counter
PEN Peruvian New Sol
PIK Payment-in-kind
PLN Polish Zloty
SEK Swedish Krona
SGD Singapore Dollar
SONIA Sterling Overnight Index Average
THB Thai Baht
TONA Tokyo overnight average rate
TRY Turkish Lira
TWD Taiwan Dollar
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.
ZAR South African Rand

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
SWAPS (0.0)%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts)
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Greece 0.0%
Bank of America, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/24 (USD) * 17,964 42 (33) 75
Bank of America, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/29 (USD) * 12,470 210 (328) 538
Barclays Bank, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/24 (USD) * 16,500 38 (4) 42
Citibank, Protection Sold (Relevant
Credit: Hellenic Republic, BBB-*),
Receive 1.00% Quarterly, Pay upon
credit default, 6/20/25 (USD) * 6,635 45 (54) 99
Morgan Stanley, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 12/20/24 (USD) * 4,911 11 (2) 13
Morgan Stanley, Protection
Sold (Relevant Credit: Hellenic Republic,
BBB-*), Receive 1.00% Quarterly, Pay
upon credit default, 6/20/25 (USD) * 2,801 19 (18) 37
Total Greece (439) 804
Vietnam 0.0%
Goldman Sachs, Protection
Sold (Relevant Credit: Socialist Republic
of Vietnam, Ba2*), Receive 1.00%
Quarterly, Pay upon credit default,
6/20/26 (USD) * 21,270 199 131 68
Total Vietnam 131 68
Total Bilateral Credit Default Swaps, Protection
Sold (308) 872
Total Bilateral Swaps (308) 872

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value **
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS (0.0)%
Credit Default Swaps, Protection Bought (0.1)%
Canada (0.0)%
Protection Bought (Relevant Credit:
Bombardier), Pay 5.00% Quarterly,
Receive upon credit default, 6/20/28
(USD) 14,510 (1,850) (588) (1,262)
Total Canada (1,262)
Foreign/Europe (0.2)%
Protection Bought (Relevant Credit:
Markit iTraxx Crossover-S41, 5 Year
Index), Pay 5.00% Quarterly, Receive
upon credit default, 6/20/29 104,725 (10,901) (9,829) (1,072)
Total Foreign/Europe (1,072)
United States 0.1%
Protection Bought (Relevant Credit:
Markit CDX.EM-S41, 5 Year Index), Pay
1.00% Quarterly, Receive upon credit
default, 6/20/29 205,950 4,491 5,872 (1,381)
Total United States (1,381)
Total Centrally Cleared Credit Default Swaps,
Protection Bought (3,715)
Credit Default Swaps, Protection Sold 0.0%
Greece 0.0%
Protection Sold (Relevant Credit:
Hellenic Republic, BBB-*), Receive
1.00% Quarterly, Pay upon credit
default, 6/20/26 (USD) 3,700 49 39 10
Total Greece 10
Spain 0.0%
Protection Sold (Relevant Credit: Cellnex
Telecom, BBB-*), Receive 5.00%
Quarterly, Pay upon credit default,
12/20/28 4,592 918 744 174
Total Spain 174
Total Centrally Cleared Credit Default Swaps,
Protection Sold 184

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Interest Rate Swaps 0.1%
China 0.1%
5 Year Interest Rate Swap, Receive
Fixed 1.653% Quarterly, Pay Variable
2.050% (7 Day Interbank Repo)
Quarterly, 9/20/29 415,100 (423) — (423)
5 Year Interest Rate Swap, Receive
Fixed 2.283% Quarterly, Pay Variable
2.050% (7 Day Interbank Repo)
Quarterly, 8/18/28 235,500 707 — 707
5 Year Interest Rate Swap, Receive
Fixed 2.476% Quarterly, Pay Variable
2.000% (7 Day Interbank Repo)
Quarterly, 6/1/28 219,090 858 — 858
5 Year Interest Rate Swap, Receive
Fixed 2.562% Quarterly, Pay Variable
2.000% (7 Day Interbank Repo)
Quarterly, 5/15/28 37,862 165 — 165
5 Year Interest Rate Swap, Receive
Fixed 2.568% Quarterly, Pay Variable
2.000% (7 Day Interbank Repo)
Quarterly, 5/16/28 128,613 566 — 566
5 Year Interest Rate Swap, Receive
Fixed 2.579% Quarterly, Pay Variable
2.000% (7 Day Interbank Repo)
Quarterly, 5/15/28 164,070 731 — 731
Total China 2,604
Foreign/Europe 0.0%
20 Year Interest Rate Swap, Receive
Fixed 2.472% Annually, Pay Variable
3.239% (6M EURIBOR) Semi-Annually,
9/20/44 30,650 202 — 202
20 Year Interest Rate Swap, Receive
Fixed 2.510% Annually, Pay Variable
3.375% (6M EURIBOR) Semi-Annually,
8/19/44 61,600 740 — 740
Total Foreign/Europe 942
India 0.0%
5 Year Interest Rate Swap, Receive
Fixed 6.378% Semi-Annually, Pay
Variable 6.760% (1 Day INR MIBOR)
Semi-Annually, 5/28/29 2,115,630 356 — 356

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
5 Year Interest Rate Swap, Receive
Fixed 6.387% Semi-Annually, Pay
Variable 6.760% (1 Day INR MIBOR)
Semi-Annually, 5/28/29 2,104,731 363 — 363
5 Year Interest Rate Swap, Receive
Fixed 6.390% Semi-Annually, Pay
Variable 6.760% (1 Day INR MIBOR)
Semi-Annually, 5/28/29 2,190,639 381 — 381
7 Year Interest Rate Swap, Receive
Fixed 5.970% Semi-Annually, Pay
Variable 6.760% (1 Day INR MIBOR)
Semi-Annually, 9/22/31 2,575,000 (138) — (138)
7 Year Interest Rate Swap, Receive
Fixed 6.283% Semi-Annually, Pay
Variable 6.760% (1 Day INR MIBOR)
Semi-Annually, 7/21/31 3,332,000 504 — 504
7 Year Interest Rate Swap, Receive
Fixed 6.350% Semi-Annually, Pay
Variable 6.760% (1 Day INR MIBOR)
Semi-Annually, 6/20/31 2,418,000 468 — 468
7 Year Interest Rate Swap, Receive
Fixed 6.576% Semi-Annually, Pay
Variable 6.760% (1 Day INR MIBOR)
Semi-Annually, 4/21/31 639,169 214 — 214
Total India 2,148
Japan 0.0%
5 Year Interest Rate Swap, Pay Fixed
0.418% Annually, Receive Variable
0.227% (JPY TONA) Annually, 8/10/28 14,299,120 473 — 473
5 Year Interest Rate Swap, Pay Fixed
0.544% Annually, Receive Variable
0.072% (JPY TONA) Annually, 11/27/28 1,750,000 (39) — (39)
5 Year Interest Rate Swap, Pay Fixed
0.602% Annually, Receive Variable
0.136% (JPY TONA) Annually, 5/2/29 6,082,968 (124) — (124)
Total Japan 310
United Kingdom (0.0)%
3 Year Interest Rate Swap, Pay Fixed
4.225% Annually, Receive Variable
4.950% (GBP SONIA) Annually, 6/21/27 138,769 (1,658) — (1,658)
Total United Kingdom (1,658)
Total Centrally Cleared Interest Rate Swaps 4,346

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value**
Unrealized
$ Gain/(Loss)
Zero-Coupon Inflation Swaps (0.0)%
Foreign/Europe (0.0)%
5 Year Zero-Coupon Inflation Swap
Pay Fixed 1.860% at Maturity, Receive
Variable (Change in CPI) at Maturity,
9/17/29 156,000 (765) — (765)
Total Foreign/Europe (765)
Total Centrally Cleared Zero-Coupon Inflation
Swaps (765)
Total Centrally Cleared Swaps 50
Net payments (receipts) of variation margin to date 632
Variation margin receivable (payable) on centrally cleared swaps $ 682
* Credit ratings as of September 30, 2024. Ratings shown are from Moody’s Investors
Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used.
Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of $5.

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 10/11/24 USD 9,571 INR 801,888 $ 6
Bank of America 10/18/24 CZK 740,079 USD 31,892 795
Bank of America 10/18/24 HUF 7,742,865 USD 21,900 (221)
Bank of America 10/18/24 USD 34,607 HUF 12,651,274 (814)
Bank of America 10/18/24 USD 1,064 MXN 19,508 76
Bank of America 10/18/24 USD 15,767 MXN 313,857 (127)
Bank of America 10/25/24 AUD 13,990 USD 9,460 216
Bank of America 10/25/24 JPY 3,092,965 USD 19,687 1,913
Bank of America 10/25/24 NOK 180,425 USD 17,056 46
Bank of America 10/25/24 NZD 13,411 USD 8,150 371
Bank of America 10/25/24 USD 123,300 AUD 182,260 (2,758)
Bank of America 10/25/24 USD 953,453 JPY 149,438,980 (90,187)
Bank of America 10/25/24 USD 67,423 NZD 110,946 (3,068)
Bank of America 12/6/24 MYR 150,376 USD 35,979 550
Bank of America 12/6/24 THB 254,800 USD 7,493 460
Bank of America 12/6/24 USD 131,449 MYR 571,205 (7,305)
Barclays Bank 10/11/24 INR 211,632 USD 2,528 (4)
Barclays Bank 10/15/24 USD 14,181 TWD 455,905 (243)
Barclays Bank 10/18/24 USD 25,656 ZAR 459,866 (918)
Barclays Bank 10/25/24 AUD 714 USD 486 8
Barclays Bank 10/25/24 JPY 201,428 USD 1,383 24
Barclays Bank 10/25/24 JPY 114,713 USD 802 —
Barclays Bank 11/8/24 CLP 13,266,063 USD 14,225 523
Barclays Bank 11/22/24 EUR 1,578 USD 1,751 9
Barclays Bank 11/22/24 EUR 368 USD 413 (2)
Barclays Bank 11/29/24 SEK 10,504 USD 1,044 (6)
Barclays Bank 1/16/25 TRY 238,744 USD 6,267 (39)
Barclays Bank 3/14/25 USD 183,241 CNH 1,293,996 (3,630)
BNP Paribas 10/11/24 KRW 86,779,092 USD 62,951 3,239
BNP Paribas 10/11/24 USD 71,609 IDR 1,180,892,101 (6,261)
BNP Paribas 10/11/24 USD 31,090 KRW 42,850,513 (1,594)
BNP Paribas 10/18/24 CZK 2,793,407 USD 120,694 2,684
BNP Paribas 10/18/24 HUF 7,891,486 USD 21,618 477
BNP Paribas 10/18/24 TRY 438,083 USD 12,312 250
BNP Paribas 10/18/24 USD 159,940 CZK 3,723,834 (4,533)
BNP Paribas 10/25/24 EUR 7,924 USD 8,872 (41)
BNP Paribas 10/25/24 USD 241 AUD 355 (5)
BNP Paribas 10/25/24 USD 39,370 JPY 5,807,699 (1,190)
BNP Paribas 11/22/24 EUR 2,825 USD 3,145 7

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
BNP Paribas 11/22/24 GBP 3,995 USD 5,179 $ 162
BNP Paribas 11/22/24 USD 22,914 EUR 20,492 54
BNP Paribas 11/22/24 USD 201,802 EUR 181,302 (451)
BNP Paribas 11/22/24 USD 474,283 GBP 365,856 (14,814)
BNP Paribas 12/6/24 COP 50,483,532 USD 11,997 (97)
BNP Paribas 12/6/24 MYR 8,680 USD 2,073 35
BNP Paribas 3/14/25 USD 59,970 CNH 422,053 (980)
BNY Mellon 10/18/24 MXN 69,447 USD 3,521 (4)
BNY Mellon 10/25/24 NOK 29,787 USD 2,736 88
BNY Mellon 10/25/24 USD 9,063 JPY 1,297,029 5
Canadian Imperial Bank
of Commerce 10/18/24 USD 14,320 MXN 268,740 711
Canadian Imperial Bank
of Commerce 10/25/24 CAD 3,058 USD 2,253 9
Canadian Imperial Bank
of Commerce 10/25/24 USD 33,584 CAD 45,319 55
Canadian Imperial Bank
of Commerce 10/25/24 USD 238,575 CAD 324,700 (1,651)
Citibank 10/11/24 USD 4,009 INR 335,518 7
Citibank 10/18/24 HUF 5,970,737 USD 16,338 379
Citibank 10/18/24 TRY 546,100 USD 15,044 615
Citibank 10/18/24 USD 17,587 MXN 355,048 (393)
Citibank 10/25/24 CHF 600 USD 683 28
Citibank 10/25/24 JPY 5,396,785 USD 37,921 (231)
Citibank 10/25/24 NOK 180,488 USD 16,574 534
Citibank 11/15/24 USD 17,771 PLN 68,951 (123)
Citibank 11/22/24 EUR 4,848 USD 5,396 12
Citibank 12/3/24 USD 2,370 BRL 13,124 (22)
Citibank 12/6/24 USD 65,166 COP 266,489,878 2,345
Citibank 3/4/25 EGP 99,817 USD 1,910 25
Citibank 3/12/25 EGP 334,493 USD 5,980 485
Deutsche Bank 10/11/24 USD 18,087 IDR 294,812,540 (1,354)
Deutsche Bank 10/11/24 USD 32,889 KRW 43,928,579 (617)
Deutsche Bank 10/25/24 JPY 4,715,036 USD 33,744 (816)
Deutsche Bank 10/25/24 NOK 589,918 USD 54,723 1,194
Deutsche Bank 10/25/24 NOK 7,759 USD 738 (3)
Deutsche Bank 10/25/24 NZD 1,385 USD 844 36
Deutsche Bank 10/25/24 USD 17,520 CHF 14,977 (230)
Deutsche Bank 10/25/24 USD 32,906 EUR 29,952 (472)
Deutsche Bank 10/25/24 USD 35,318 NOK 378,444 (553)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Deutsche Bank 10/25/24 USD 917 NZD 1,442 $ 1
Deutsche Bank 10/25/24 USD 727 NZD 1,197 (33)
Deutsche Bank 11/8/24 USD 59,055 CLP 55,954,811 (3,147)
Deutsche Bank 11/15/24 USD 8,868 PLN 35,053 (229)
Deutsche Bank 11/22/24 EUR 784 USD 879 (4)
Deutsche Bank 11/22/24 GBP 4,242 USD 5,562 109
Deutsche Bank 11/29/24 SEK 476,446 USD 46,943 107
Deutsche Bank 12/3/24 BRL 289,282 USD 52,078 633
Deutsche Bank 12/6/24 MYR 15,015 USD 3,548 99
Deutsche Bank 12/6/24 USD 28,164 COP 114,537,663 1,164
Deutsche Bank 12/13/24 USD 87,653 SGD 113,424 (922)
Goldman Sachs 10/11/24 IDR 483,469,975 USD 31,923 (42)
Goldman Sachs 10/11/24 USD 23,194 IDR 376,596,797 (1,640)
Goldman Sachs 10/11/24 USD 4,214 INR 354,564 (15)
Goldman Sachs 10/15/24 USD 34,273 TWD 1,102,722 (616)
Goldman Sachs 10/18/24 ZAR 574,219 USD 33,318 (135)
Goldman Sachs 10/25/24 AUD 4,110 USD 2,744 99
Goldman Sachs 10/25/24 CAD 1,835 USD 1,353 5
Goldman Sachs 10/25/24 CHF 592 USD 701 1
Goldman Sachs 10/25/24 NOK 41,144 USD 3,789 111
Goldman Sachs 10/25/24 NOK 10,836 USD 1,035 (7)
Goldman Sachs 10/25/24 USD 792 CAD 1,081 (8)
Goldman Sachs 10/25/24 USD 9,987 JPY 1,454,642 (172)
Goldman Sachs 10/25/24 USD 19,890 NOK 209,174 63
Goldman Sachs 11/22/24 EUR 93,856 USD 105,152 (450)
Goldman Sachs 11/22/24 GBP 521 USD 688 9
Goldman Sachs 11/22/24 USD 2,709 GBP 2,061 (47)
Goldman Sachs 11/29/24 SEK 33,010 USD 3,227 33
Goldman Sachs 12/3/24 BRL 221,211 USD 39,616 692
Goldman Sachs 12/3/24 USD 921 BRL 5,109 (10)
Goldman Sachs 12/6/24 THB 2,339,116 USD 69,401 3,612
Goldman Sachs 12/6/24 USD 21,555 THB 733,420 (1,338)
Goldman Sachs 1/17/25 USD 31,807 IDR 483,469,975 113
Goldman Sachs 3/14/25 CNH 485,234 USD 70,039 36
HSBC Bank 10/11/24 USD 30,329 IDR 497,976,326 (2,508)
HSBC Bank 10/18/24 USD 25,152 ZAR 439,566 (250)
HSBC Bank 10/25/24 AUD 6,676 USD 4,447 170
HSBC Bank 10/25/24 CAD 1,777 USD 1,285 30
HSBC Bank 10/25/24 CAD 1,431 USD 1,062 (3)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
HSBC Bank 10/25/24 CHF 201 USD 230 $ 8
HSBC Bank 10/25/24 JPY 69,547 USD 459 27
HSBC Bank 10/25/24 JPY 140,867 USD 991 (7)
HSBC Bank 10/25/24 USD 459 CAD 629 (7)
HSBC Bank 10/25/24 USD 1,168 CHF 983 3
HSBC Bank 10/25/24 USD 805,692 EUR 734,929 (13,302)
HSBC Bank 10/25/24 USD 40,961 JPY 6,050,900 (1,297)
HSBC Bank 10/25/24 USD 874 NZD 1,455 (51)
HSBC Bank 11/22/24 EUR 869 USD 966 3
HSBC Bank 11/22/24 EUR 5,650 USD 6,310 (7)
HSBC Bank 11/22/24 USD 400,899 EUR 358,959 460
HSBC Bank 12/6/24 MYR 185,660 USD 44,089 1,011
HSBC Bank 12/6/24 USD 174,756 MYR 769,825 (12,246)
HSBC Bank 1/24/25 USD 798,784 EUR 714,196 101
HSBC Bank 3/14/25 USD 93,386 CNH 658,321 (1,685)
JPMorgan Chase 10/18/24 USD 11,768 MXN 231,290 55
JPMorgan Chase 10/25/24 AUD 1,413 USD 939 38
JPMorgan Chase 10/25/24 CAD 4,203 USD 3,095 15
JPMorgan Chase 10/25/24 CAD 743 USD 551 (1)
JPMorgan Chase 10/25/24 JPY 174,873 USD 1,258 (37)
JPMorgan Chase 10/25/24 NZD 4,280 USD 2,603 116
JPMorgan Chase 10/25/24 USD 2,405 AUD 3,648 (118)
JPMorgan Chase 10/25/24 USD 666 CAD 915 (11)
JPMorgan Chase 10/25/24 USD 994 CHF 846 (9)
JPMorgan Chase 10/25/24 USD 5,217 JPY 794,671 (333)
JPMorgan Chase 10/25/24 USD 588 NOK 6,260 (6)
JPMorgan Chase 10/25/24 USD 516 NZD 831 (12)
JPMorgan Chase 11/15/24 USD 33,915 PLN 130,124 146
JPMorgan Chase 11/22/24 EUR 1,539 USD 1,711 5
JPMorgan Chase 11/22/24 EUR 26,128 USD 29,172 (24)
JPMorgan Chase 11/22/24 GBP 1,054 USD 1,388 22
JPMorgan Chase 11/22/24 GBP 1,895 USD 2,542 (9)
JPMorgan Chase 3/14/25 USD 44,431 CNH 310,826 (457)
Morgan Stanley 10/11/24 PEN 68,791 USD 18,194 360
Morgan Stanley 10/25/24 EUR 30,994 USD 34,477 62
Morgan Stanley 10/25/24 NZD 1,681 USD 1,001 67
Morgan Stanley 10/25/24 USD 163 CHF 144 (8)
Morgan Stanley 10/25/24 USD 8,216 JPY 1,194,463 (126)
Morgan Stanley 10/25/24 USD 2,229 NZD 3,585 (49)

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Morgan Stanley 11/8/24 CLP 14,234,980 USD 15,101 $ 723
Morgan Stanley 11/22/24 USD 42,060 EUR 38,330 (699)
RBC Dominion
Securities 10/25/24 USD 36,032 CAD 48,485 160
Societe Generale 10/15/24 USD 3,364 TWD 108,977 (84)
Societe Generale 11/8/24 CLP 30,542,234 USD 34,081 (129)
Societe Generale 11/8/24 USD 31,105 CLP 29,712,980 (1,925)
Standard Chartered 10/11/24 IDR 290,048,881 USD 17,793 1,333
Standard Chartered 10/11/24 USD 34,096 IDR 557,847,315 (2,689)
Standard Chartered 10/25/24 USD 173 CHF 147 (1)
Standard Chartered 10/25/24 USD 4,209 JPY 610,323 (53)
Standard Chartered 11/22/24 USD 25,544 EUR 22,804 105
Standard Chartered 11/29/24 USD 80,514 SEK 815,648 (32)
Standard Chartered 12/6/24 THB 686,115 USD 20,347 1,069
State Street 10/11/24 USD 3,347 IDR 53,938,267 (210)
State Street 10/18/24 HUF 1,494,089 USD 4,110 73
State Street 10/18/24 MXN 272,524 USD 15,075 (1,273)
State Street 10/18/24 USD 82,148 MXN 1,530,015 4,665
State Street 10/25/24 EUR 3,936 USD 4,362 24
State Street 10/25/24 JPY 10,347,195 USD 67,635 4,627
State Street 10/25/24 USD 28,312 CAD 38,130 101
State Street 10/25/24 USD 36,613 CAD 49,791 (224)
State Street 10/25/24 USD 4,488 JPY 667,132 (171)
State Street 10/25/24 USD 3,048 NZD 5,134 (214)
State Street 11/22/24 EUR 2,825 USD 3,149 2
State Street 11/22/24 EUR 2,296 USD 2,570 (9)
State Street 11/22/24 GBP 17,158 USD 22,973 (35)
State Street 11/22/24 USD 200,479 EUR 179,852 (156)
State Street 3/14/25 CNH 33,520 USD 4,845 (5)
UBS Investment Bank 10/11/24 IDR 94,882,401 USD 5,749 508
UBS Investment Bank 10/11/24 INR 409,068 USD 4,882 (2)
UBS Investment Bank 10/11/24 USD 29,505 PEN 112,661 (882)
UBS Investment Bank 10/25/24 AUD 46,516 USD 31,983 189
UBS Investment Bank 10/25/24 AUD 1,147 USD 795 (1)
UBS Investment Bank 10/25/24 CAD 1,870 USD 1,384 (1)
UBS Investment Bank 10/25/24 CHF 39,521 USD 45,774 1,064
UBS Investment Bank 10/25/24 CHF 582 USD 692 (2)
UBS Investment Bank 10/25/24 EUR 3,313 USD 3,665 27
UBS Investment Bank 10/25/24 JPY 2,337,927 USD 15,025 1,302

T. ROWE PRICE International Bond Fund (USD Hedged)

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS (CONTINUED)
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
UBS Investment Bank 10/25/24 NOK 8,759 USD 834 $ (3)
UBS Investment Bank 10/25/24 USD 149,763 CHF 132,251 (6,973)
UBS Investment Bank 10/25/24 USD 27,245 JPY 4,198,167 (2,074)
UBS Investment Bank 11/15/24 PLN 234,558 USD 60,990 (118)
UBS Investment Bank 12/6/24 USD 73,411 THB 2,546,612 (6,079)
UBS Investment Bank 1/17/25 USD 4,857 INR 409,068 3
UBS Investment Bank 3/14/25 USD 279,560 CNH 1,970,016 (4,938)
Wells Fargo 10/11/24 PEN 224,526 USD 60,047 512
Wells Fargo 10/11/24 USD 41,537 PEN 158,061 (1,095)
Wells Fargo 10/25/24 JPY 114,024 USD 782 14
Wells Fargo 10/25/24 USD 476 CHF 410 (10)
Wells Fargo 11/8/24 CLP 31,036,305 USD 34,646 (145)
Wells Fargo 12/3/24 USD 93,496 BRL 517,769 (849)
Wells Fargo 12/6/24 USD 14,362 COP 58,656,386 535
Net unrealized gain (loss) on open forward
currency exchange contracts $ (173,161)

T. ROWE PRICE International Bond Fund (USD Hedged)

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 66 Commonwealth of Australia ten year
bond contracts 12/24 5,311 $ (46)
Long, 784 Commonwealth of Australia three year
bond contracts 12/24 58,093 (73)
Long, 343 Euro BTP contracts 12/24 46,379 (77)
Short, 327 Euro BUND contracts 12/24 (49,111) (6)
Long, 293 Euro SCHATZ contracts 12/24 34,955 193
Short, 636 Government of Canada ten year bond
contracts 12/24 (58,787) (115)
Short, 69 Government of Japan ten year bond
contracts 12/24 (69,444) (120)
Long, 2,338 Republic of South Korea ten year
bond contracts 12/24 209,860 (306)
Short, 1,382 Republic of South Korea three year
bond contracts 12/24 (112,392) (131)
Short, 1,026 U.K. Gilt ten year contracts 12/24 (135,017) 1,385
Short, 2,323 U.S. Treasury Notes two year
contracts 12/24 (483,747) (1,183)
Net payments (receipts) of variation margin to date 2,203
Variation margin receivable (payable) on open futures contracts $ 1,724

T. ROWE PRICE International Bond Fund (USD Hedged)

The accompanying notes are an integral part of this Portfolio of Investments.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended September 30, 2024. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
4.97% $ — $ — $ 5,492++
Totals $ —# $ — $ 5,492+
Supplementary Investment Schedule
Affiliate
Value
12/31/23
Purchase
Cost
Sales
Cost
Value
09/30/24
T. Rowe Price Government
Reserve Fund, 4.97% $ 167,811  ¤  ¤ $ 176,062
Total $ 176,062^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $5,492 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $176,062.

T. ROWE PRICE International Bond Fund (USD Hedged)
Unaudited
Notes to Portfolio of Investments

T. Rowe Price International Bond Fund (USD Hedged) (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards
Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the
United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
New York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price
Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)

T. ROWE PRICE International Bond Fund (USD Hedged)

Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-
counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies

T. ROWE PRICE International Bond Fund (USD Hedged)

for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE International Bond Fund (USD Hedged)

Valuation Inputs   The following table summarizes the fund’s financial
instruments, based on the inputs used to determine their fair values on
September 30, 2024 (for further detail by category, please refer to the accompanying Portfolio of Investments):
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict (including
Russia’s military invasion of Ukraine and the conflict in Israel, Gaza and surrounding areas), terrorism, geopolitical developments (including trading and
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 4,741,384 $ — $ 4,741,384
Corporate Bonds — 1,384,179 17,137 1,401,316
Short-Term Investments 142,556 656,477 — 799,033
Securities Lending Collateral 33,506 — — 33,506
Options Purchased — 272 — 272
Total Securities 176,062 6,782,312 17,137 6,975,511
Swaps* — 7,476 — 7,476
Forward Currency Exchange
Contracts — 45,055 — 45,055
Futures Contracts* 1,578 — — 1,578
Total $ 177,640 $ 6,834,843 $ 17,137 $ 7,029,620
Liabilities
Swaps* $ — $ 6,862 $ — $ 6,862
Forward Currency Exchange
Contracts — 218,216 — 218,216
Futures Contracts* 2,057 — — 2,057
Total $ 2,057 $ 225,078 $ — $ 227,135
1
Includes Asset-Backed Securities, Government Bonds and Municipal Securities.
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE International Bond Fund (USD Hedged)

tariff arrangements, sanctions and cybersecurity attacks), and public health epidemics (including the global outbreak of COVID-19) and similar public health threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events. Management actively monitors the risks and financial impacts arising from such events.
F1114-054Q3 09/24